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UNITED STATES	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Capital Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:                310-473-0225

Date of fiscal year end:               3/31

Date of reporting period:            7/1/11 to 6/30/12

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

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FPA Capital Fund, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Amerigroup Corporation	AGP	03073T102	6/7/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Y	For	For
				3. Approve, in an advisory and non-binding vote, the compensation of the company’s named executive officers as described in the proxy statement	Issuer	Y	For	For
				4. Approve the company’s 2012 cash incentive plan	Issuer	Y	For	For

Arris Group, Inc.	ARRS	04269Q100	5/9/2012	1. Election of Directors	Issuer	Y	For	For
				2. Approval, on an advisory basis, of the compensation of the named executive officers	Issuer	Y	For	For
				3. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year 2012	Issuer	Y	For	For

Arrow Electronics, Inc.	ARW	042735100	5/4/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Y	For	For
				3. Approve, by non-binding vote, executive compensation	Issuer	Y	For	For

Atwood Oceanics, Inc.	ATW	050095108	2/9/2012	1. Election of Directors	Issuer	Y	For	For
				2. Approve, by a shareholder non-binding advisory vote, the compensation of the company’s named executive officers	Issuer	Y	For	For
				3. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent auditors	Issuer	Y	For	For
				4. In their discretion, the proxy holders are authorized to vote upon such other business as may properly come before the meeting	Issuer	Y	For	For

Avnet, Inc.	AVT	053807103	11/4/2011	1. Election of Directors	Issuer	Y	For	For
				2. Advisory vote on executive compensation	Issuer	Y	For	For
				3. Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Y	1 Yr.	For

				4. Approval to amend and restate the company’s employee stock purchase plan	Issuer	Y	For	For
				5. Ratification of appointment of KPMG LLP as the independent registered public accounting firm for the fiscal year ending June 30, 2012	Issuer	Y	For	For

Baker Hughes Incorporated	BHI	057224107	4/26/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of Deloitte & Touche LLP as the company’s independent registered public accounting firm for fiscal year 2012	Issuer	Y	For	For
				3. Approve the advisory (non-binding) resolution related to executive compensation	Issuer	Y	For	For
				4. Shareholder proposal regarding majority vote standard for director elections	Shareholder	Y	For	Against

Cabot Oil & Gas Corporation	COG	127097103	5/1/2012	1A. Election of Director: Rhys J. Best	Issuer	Y	For	For
				1B. Election of Director: Robert Kelley	Issuer	Y	For	For
				1C. Election of Director: P. Dexter Peacock	Issuer	Y	For	For
				2. Ratify the appointment of the firm PricewaterhouseCoopers LLP as the independent registered public accounting firm for the company for its 2012 fiscal year	Issuer	Y	For	For
				3. Approve, by non-binding advisory vote, the compensation of the company’s named executive officers	Issuer	Y	For	For
				4. Approve an amendment to the company’s certificate of incorporation to increase the number of authorized shares of the common stock of the company	Issuer	Y	For	For
				5. Approve an amendment to the company’s by-laws to eliminate a classified board of directors	Issuer	Y	For	For
				6. Shareholder proposal to adopt a policy that incentive compensation for senior executives include measures based on sustainability principles	Shareholder	Y	For	Against
				7. Shareholder proposal to require the board of directors to prepare a sustainability report	Shareholder	Y	For	Against

Cimarex Energy Co.	XEC	171798101	5/16/2012	1A. Election of Director: Joseph R. Albi	Issuer	Y	For	For
				1B. Election of Director: Jerry Box	Issuer	Y	For	For
				1C. Election of Director: Michael J. Sullivan	Issuer	Y	For	For

				2. Advisory approval of executive compensation	Issuer	Y	For	For
				3. Ratify the appointment of KPMG LLP as independent auditors for 2012	Issuer	Y	For	For

Ensco plc	ESV	29358Q109	5/22/2012	1. Re-Elect Christopher Gaut as a Class I Director for a term to expire at 2015 annual general meeting	Issuer	Y	For	For
				2. Re-Elect Gerald W. Haddock as a Class I Director for a term to expire at 2015 annual general meeting	Issuer	Y	For	For
				3. Re-Elect Paul E. Rowsey III as a Class I Director for a term to expire at 2015 annual general meeting	Issuer	Y	For	For
				4. Re-Elect Francis S. Kalman as a Class II Director for a term to expire at 2013 annual general meeting	Issuer	Y	For	For
				5. Re-Elect David A. B. Brown as a Class III Director for a term to expire at 2014 annual general meeting	Issuer	Y	For	For
				6. Ratify the audit committee’s appointment of KPMG LLP as the company’s U.S. independent registered public accounting firm for 2012	Issuer	Y	For	For
				7. Re-Appoint KPMG Audit plc as the company’s U.K. statutory auditors under the U.K. Companies Act 2006	Issuer	Y	For	For
				8. Authorize the audit committee to determine the company’s U.K. statutory auditors’ remuneration	Issuer	Y	For	For
				9. Approve the company’s 2012 long-term incentive plan	Issuer	Y	For	For
				10. Non-binding advisory approval of the compensation of the company’s named executive officers	Issuer	Y	For	For

Foot Locker, Inc.	FL	344849104	5/16/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of the independent registered public accounting firm	Issuer	Y	For	For
				3. Re-Approval of the performance goals under the company’s annual incentive compensaton plan, as amended and restated	Issuer	Y	For	For
				4. Advisory approval of the company’s executive compensation	Issuer	Y	For	For

Helmerich & Payne, Inc.	HP	423452101	3/7/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of Ernst & Young LLP as auditors for 2012	Issuer	Y	For	For

				3. Advisory vote on executive compensation	Issuer	Y	For	For
				4A. Amendment to the company’s amended and restated certificate of incorporation to implement a staggered declassification of the board of directors over a three-year period	Issuer	Y	For	For

4B. Amendment to the company’s amended and restated certificate of incorporation to confirm that from and after the 2015 annual meeting, directors may be removed by the shareholders with or without cause

					Issuer	Y	For	For

Interdigital, Inc.	IDCC	45867G101	6/7/2012	1A. Election of Director: Gilbert F. Amelio	Issuer	Y	For	For
				1B. Election of Director: Steven T. Clontz	Issuer	Y	For	For
				1C. Election of Director: Edward B. Kamins	Issuer	Y	For	For
				1D. Election of Director: John A. Kritzmacher	Issuer	Y	For	For
				1E. Election of Director: William J. Merritt	Issuer	Y	For	For
				1F. Election of Director: Jean F. Rankin	Issuer	Y	For	For
				2. Advisory resolution to approve executive compensation	Issuer	Y	For	For
				3. Ratification of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for the year ending December 31, 2012	Issuer	Y	For	For

Newfield Exploration Company	NFX	651290108	5/4/2012	1A. Election of Director: Lee K. Boothby	Issuer	Y	For	For
				1B. Election of Director: Philip J. Burguieres	Issuer	Y	For	For
				1C. Election of Director: Pamela J. Gardner	Issuer	Y	For	For
				1D. Election of Director: John Randolph Kemp III	Issuer	Y	For	For
				1E. Election of Director: J. Michael Lacey	Issuer	Y	For	For
				1F. Election of Director: Joseph H. Netherland	Issuer	Y	For	For
				1G. Election of Director: Howard H. Newman	Issuer	Y	For	For
				1H. Election of Director: Thomas G. Ricks	Issuer	Y	For	For
				1I. Election of Director: Juanita F. Romans	Issuer	Y	For	For
				1J. Election of Director: C. E. (Chuck) Shultz	Issuer	Y	For	For
				1K. Election of Director: J. Terry Strange	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as independent auditor for fiscal 2012	Issuer	Y	For	For
				3. Advisory vote to approve named executive officer compensation	Issuer	Y	For	For

				4. Shareholder proposal regarding independent chairman of the board	Shareholder	Y	Against	For

Oshkosh Corporation	OSK	688239201	1/27/2012	1.1. Election of Director: Richard M. Donnelly	Issuer	Y	For	For
(Management)				1.2. Election of Director: Michael W. Grebe	Issuer	Y	Withheld	Against
				1.3. Election of Director: Peter B. Hamilton	Issuer	Y	For	For
				1.4. Election of Director: Kathleen J. Hempel	Issuer	Y	For	For
				1.5. Election of Director: Leslie F. Kenne	Issuer	Y	For	For
				1.6. Election of Director: Harvey N. Medvin	Issuer	Y	For	For
				1.7. Election of Director: J. Peter Mosling, Jr.	Issuer	Y	Withheld	Against
				1.8. Election of Director: Craig P. Omtvedt	Issuer	Y	For	For
				1.9. Election of Director: Duncan J. Palmer	Issuer	Y	For	For
				1.10. Election of Director: John S. Shiely	Issuer	Y	For	For
				1.11. Election of Director: Richard G. Sim	Issuer	Y	For	For
				1.12. Election of Director: Charles L. Szews	Issuer	Y	For	For
				1.13. Election of Director: William S. Wallace	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP, an independent registered public accounting firm, as the company’s independent auditors for the fiscal year 2012	Issuer	Y	For	For
				3. Approval, by advisory vote, of the company’s executive compensation	Issuer	Y	For	For
				4. Approval of amendment and restatement of 2009 incentive stock and awards plan	Issuer	Y	For	For
				5. Shareholder proposal, if properly presented, to permit shareholder action by less than unanimous written consent	Shareholder	Y	For	Against

Oshkosh Corporation	OSK	688239201	1/27/2012	1.1. Election of Director: A. B. Krongard	Issuer	Y	For	For
(Contested)				1.2. Election of Director: Vincent J. Intrieri	Issuer	Y	Withheld	Against
				1.3. Election of Director: Samuel Merksamer	Issuer	Y	For	For
				1.4. Election of Director: Jose Maria Alapont	Issuer	Y	Withheld	Against
				1.5. Election of Director: Daniel A. Ninivaggi	Issuer	Y	Withheld	Against
				1.6. Election of Director: Marc F. Gustafsonn	Issuer	Y	Withheld	Against
				1.7. Election of Director (Mgmt. Nom.): R. M. Donnelly	Issuer	Y	For	For
				1.8. Election of Director (Mgmt. Nom.): P. B. Hamilton	Issuer	Y	For	For
				1.9. Election of Director (Mgmt. Nom.): L. F. Kenne	Issuer	Y	For	For

				1.10. Election of Director (Mgmt. Nom.): C. P. Omtvedt	Issuer	Y	For	For
				1.11. Election of Director (Mgmt. Nom.): D. J. Palmer	Issuer	Y	For	For
				1.12. Election of Director (Mgmt. Nom.): J. S. Shiely	Issuer	Y	For	For
				1.13. Election of Director (Mgmt. Nom.): W. S. Wallace	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP, an independent registered public accounting firm, as the company’s independent auditors for the fiscal year 2012	Issuer	Y	For	For
				3. Approval, by advisory vote, of the company’s executive compensation	Issuer	Y	For	Against
				4. Approval of amendment and restatement of 2009 incentive stock and awards plan	Issuer	Y	For	Against
				5. Shareholder proposal, if properly presented, to permit shareholder action by less than unanimous written consent	Shareholder	Y	For	For

Patterson-UTI Energy, Inc.	PTEN	703481101	6/7/2012	1. Election of Directors	Issuer	Y	For	For
				2. Approval of an advisory resolution on executive compensation	Issuer	Y	For	For
				3. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2012	Issuer	Y	For	For

Reliance Steel & Aluminum Co.	RS	759509102	5/16/2012	1. Election of Directors	Issuer	Y	For	For
				2. Amend the company’s amended and restated articles of incorporation to increase the number of authorized shares of common stock to 200,000.000	Issuer	Y	For	For
				3. Approve, on a non-binding, advisory basis, the compensation of the company’s named executive officer	Issuer	Y	For	For
				4. Shareholder proposal to separate the roles of CEO and Chairman	Shareholder	Y	Against	For
				5. Ratify KPMG LLP as the independent registered public accounting firm to perform the annual audit of the company’s 2012 financial statements	Issuer	Y	For	For

Rosetta Resources, Inc.	ROSE	777779109	5/17/2012	1. Election of Directors	Issuer	Y	For	For

2. Resolved, that the stockholders of the company approve, on an advisory basis, the compensation of the company’s named executive officers disclosed in the compensation discussion and analysis, the summary compensation table and the other related compensation tables, notes and narative in the proxy statement for the company’s 2012 annual meeting of stockholders

					Issuer	Y	For	For
				3. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2012	Issuer	Y	For	For

Rowan Companies, Inc.	RDC	779382100	4/16/2012	1. To approve the adoption of the merger agreement	Issuer	Y	For	For
				2. To approve the mandatory offer provisions proposed to be included in the articles of association of Rowan Companies plc	Issuer	Y	For	For
				3. To approve the declassification provisions proposed to be included in the articles of association of Rowan Companies plc	Issuer	Y	For	For

4. To approve any adjournment or postponement of the special meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the adoption of th merger agreement

					Issuer	Y	For	For

Signet Jewelers Limited	SIG	G81276100	6/15/2012	1A. Election of Director: H. Todd Stitzer	Issuer	Y	For	For
				1B. Election of Director: Robert Blanchard	Issuer	Y	For	For
				1C. Election of Director: Dale Hilpert	Issuer	Y	For	For
				1D. Election of Director: Marianne Parrs	Issuer	Y	For	For
				1E. Election of Director: Thomas Plaskett	Issuer	Y	For	For
				1F. Election of Director: Russell Walls	Issuer	Y	For	For
				1G. Election of Director: Michael Barnes	Issuer	Y	For	For

2. Appoint KPMG LLP as independent auditor of the company, to hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting of the company and to authorize the audit committee to determine its compensation

					Issuer	Y	For	For

				3. Approve, on a non-binding advisory basis, the compensation of the company’s named executive officers as disclosed in the proxy statement (the “say-on-pay” vote)	Issuer	Y	For	For

SM Energy Company	SM	78454L100	5/23/2012	1A. Election of Director: Barbara M. Baumann	Issuer	Y	For	For
				1B. Election of Director: Anthony J. Best	Issuer	Y	For	For
				1C. Election of Director: Larry W. Bickle	Issuer	Y	For	For
				1D. Election of Director: Stephen R. Brand	Issuer	Y	For	For
				1E. Election of Director: William J. Gardiner	Issuer	Y	For	For
				1F. Election of Director: Julio M. Quintana	Issuer	Y	For	For
				1G. Election of Director: John M. Seidl	Issuer	Y	For	For
				1H. Election of Director: William D. Sullivan	Issuer	Y	For	For
				2. Ratify the appointment by the audit committee of Deloitte & Touche LLP as the company’s independent registered public accounting firm for 2012	Issuer	Y	For	For
				3. Approve, on a non-binding advisory basis, the compensation of the company’s named executive officers, as disclosed in the accompanying proxy statement	Issuer	Y	For	For

Trinity Industries, Inc.	TRN	896522109	4/30/2012	1. Election of Directors	Issuer	Y	For	For
				2. Advisory vote to approve named executive officer compensation	Issuer	Y	For	For
				3. To approve the ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2012	Issuer	Y	For	For

Veeco Instruments Inc.	VECO	922417100	5/4/2012	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the advisory vote on executive compensation	Issuer	Y	For	For
				3. Ratification of Ernst & Young LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2012	Issuer	Y	For	For

Western Digital Corporation	WDC	958102105	11/10/2011	1A. Election of Director: Kathleen A. Cote	Issuer	Y	For	For
				1B. Election of Director: John F. Coyne	Issuer	Y	For	For
				1C. Election of Director: Henry T. Denero	Issuer	Y	For	For
				1D. Election of Director: William L. Kimsey	Issuer	Y	For	For
				1E. Election of Director: Michael D. Lambert	Issuer	Y	For	For

1F. Election of Director: Len J. Lauer	Issuer	Y	For	For
1G. Election of Director: Matthew E. Massengill	Issuer	Y	For	For
1H. Election of Director: Roger H. Moore	Issuer	Y	For	For
1I. Election of Director: Thomas E. Pardun	Issuer	Y	For	For
1J. Election of Director: Arif Shakeel	Issuer	Y	For	For
2. To approve on an advisory basis the named executive officer compensation in the proxy statement	Issuer	Y	For	For
3. To approve on an advisory basis the frequency of future advisory votes on named executive officer compensation	Issuer	Y	1 Yr.	For
4. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for the company for the fiscal year June 29, 2012	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Capital Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/31/12

* Print the name and title of each signing officer under his or her signature.

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